Loss per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Loss per share	Loss per share
The calculation of the basic and diluted loss per share have been based on the following loss attributable to equity shareholders and weighted-average number of ordinary shares outstanding.

	2023	2022	2021
		(Restated)	(Restated)
Loss for the year
Loss for the year attributable to equity shareholders of the Company	$(62,723,871)	$(190,453,333)	$(174,009,273)
Number of shares
Weighted-average number of ordinary shares	11,246,010	5,069,315	973,134
At December 31, 2023, 859,331 shares underlying restricted share units and 1,492,307 shares underlying warrants were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive. At December 31, 2022, 1,674,285 shares underlying restricted share units, 1,492,306 shares underlying warrants and 52,619 shares underlying exchangeable notes were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive. At December 31, 2021, 826,695 shares underlying restricted share units and 51,762 shares underlying exchangeable notes were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.